Investments in Unconsolidated Affiliates - Equity Method Investment Summarized Financial Information, Statement of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Operating revenue	$ 1,311	$ 1,142	$ 859
Operating expenses	539	541	503
Net income	$ 768	$ 600	$ 354